Equity (Details) - Schedule of foreign currency translation - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Net change in foreign currency translation reserve for:
Net change in foreign currency translation reserve	$ (824)	$ (24)
GIS [Member]
Net change in foreign currency translation reserve for:
Net change in foreign currency translation reserve	(1,221)
Admatec-Formatec [Member]
Net change in foreign currency translation reserve for:
Net change in foreign currency translation reserve	302
Essemtec [Member]
Net change in foreign currency translation reserve for:
Net change in foreign currency translation reserve	114	(2)
Other [Member]
Net change in foreign currency translation reserve for:
Net change in foreign currency translation reserve	$ (19)	$ (22)